Leases - Maturity analysis of Group's lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 4,159.5	$ 3,071.7
Weighted average interest rate (as a percent)	7.70%	5.00%
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1,380.8	$ 893.0
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,652.8	1,981.5
2027 and thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 125.9	$ 197.2